Entity-Wide Disclosures	11 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Entity Wide Disclosures
16.	ENTITY-WIDE DISCLOSURES
The authoritative guidance for disclosures about segments of an enterprise establishes standards for reporting information about operating segments. It defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker (“CODM”) in deciding how to allocate resources and in assessing performance. Our Chief Executive Officer is our CODM. Our CODM manages our business and reviews operating results at the consolidated entity level for purposes of making resource allocation decisions and for evaluating financial performance. Accordingly, we consider ourselves to be in a single operating and reporting segment structure.
The following table sets forth net long-lived assets by geographic area (in thousands):

	Predecessor	Successor
	December 31, 2019	December 31, 2020
Long-lived assets, net
United States, country of domicile	$347,856	$1,266,000
International	8,622	217,826

Total long-lived assets, net	$356,478	$1,483,826